1933 Act File No. 33-63621
                                                   1940 Act File No. 811-7369

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....        X
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Pre-Effective Amendment No.  _____..........................        __
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Post-Effective Amendment No.   8  ..........................        X
                             -----                                -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  -----

Amendment No.   9  .........................................        X
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                                    FTI FUNDS

                  (Exact name of Registrant as Specified in Charter)

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire

                            Federated Investors Tower

                       Pittsburgh, Pennsylvania 15222-3779

                        (Name and Address of Agent for Service)
                   (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

_ immediately upon filing pursuant to paragraph (b) __ on ______________ pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a)(i) on pursuant to paragraph (a)(i) X_ 75 days after filing pursuant to paragraph
(a)(ii) on ______________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copy to:

John N. Ake, Esquire
Ballard Spahr Andrews & Ingersoll, LLP
1735 Market Street
51st Floor
Philadelphia, PA 19103-7599

FTI EUROPEAN SMALLER COMPANIES FUND

A Portfolio of FTI Funds

TABLE OF CONTENTS

Summary of Fund Goals, Strategies, Performance and Risk

Fees and Expenses of the Fund

Investment Strategy of the Fund

Principal Securities in which the Fund Invests

Principal Investment Risks of the Fund

What Shares Cost

Share Purchases

How the Fund is Distributed/Sold

Redemptions and Exchanges

Account and Share Information

Management of the Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

PROSPECTUS

December 5, 2000





SUMMARY OF THE FUND'S GOAL, STRATEGY, RISK AND RELATED PERFORMANCE

MUTUAL FUND:
A registered investment company that offers an affordable, diversified and professionally managed way for people to invest in the financial marketplace. A mutual fund pools the money of its shareholders to invest in a "mix" of securities, called a portfolio, that pursues a specific objective. The money earned from the portfolio of investments is distributed back to shareholders as dividends, or, if any securities are sold at a profit, as capital gains. Shareholders can reinvest their earnings to purchase additional shares of the fund, or receive their earnings in cash.

     GOAL: The Fund's goal is long-term growth of capital. The Fund's investment goal (or objective) may be changed by the Board of Trustees without shareholder approval.

STRATEGY: The Fund seeks to meet its goal by investing at least 65% of its assets in a diversified portfolio of marketable equity and equity-related securities of European companies with a market capitalization between $100 million and $5 billion or the equivalent in local currencies at the time of purchase (smaller European companies). The Fund considers European companies to be those: (1) organized under the laws of a country in Europe or having a principal office in a country in Europe; (2) whose securities are listed or traded principally on a recognized stock exchange or over-the-counter in Europe; or (3) that derive 50% or more of their total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in Europe. The Fund's Adviser will use a disciplined investment focus, based on fundamental analysis and valuation, in selecting securities.

The Fund will invest in securities listed or traded on recognized international markets in the following European countries: Austria, Belgium, the Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Italy, Ireland, Luxembourg, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland, Turkey and the United Kingdom.

The benchmark of the Fund is the HSBC Smaller European Index. This index is composed of about 1,500 companies in Europe which have market capitalizations in a similar range to that used by the Fund. The composition of the index is updated quarterly. All of the securities of smaller European companies located in the above countries in which the Fund will invest are presently included in the index except the Czech Republic, Hungary and Poland. At the time of purchase, no single issuer will account for more than 5% of the total portfolio.

RISK:

The chance that the value of an investment could decline or that income from the investment could be different than expected. There are several types of risk that vary according to the type of investment.

In addition to the risks set forth below that are specific to an investment in the Fund, there are risks common to mutual funds. For example, the Fund's share price may decline and an investor could lose money. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up or down with the prices of the securities in which the Fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Also, there is no assurance that the Fund will achieve its goal. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Company, the Federal Reserve Board or any other government agency. An investment in the Fund does not necessarily constitute a balanced investment program for any one investor.

There are also several risks that are specific to an investment in the Fund. Foreign securities are primarily denominated in foreign currencies and are subject to risks in addition to risks normally associated with domestic securities of the same type. The prices of foreign securities may be further affected by other factors, including changes in currency exchange rates, political and social instability, changes in economic conditions or taxation policies, less stringent regulation of financial and accounting controls, and less liquid and more volatile securities markets. These factors may affect the prices of securities issued by smaller European companies located in developing countries, such as the Czech Republic, Hungary, Turkey and Poland, more than those in European countries with mature economies. RELATED PERFORMANCE

The Fund has not commenced operations as of the date of this prospectus. Consequently, the Fund has not established its own performance record. However, the investment policies and investment strategies of the Fund are substantially similar to those of private portfolios managed by the same FTI investment team that will manage the Fund. The performance of those private portfolios, the FTCI European Smaller Cap Equities Accounts (Accounts), may be relevant to investors deciding whether to invest in the Fund.

FTCI EUROPEAN SMALLER CAP EQUITIES ACCOUNTS

      1 YEAR (ENDED JUNE 30, 2000)              2 YEARS (ENDED JUNE 30, 2000)
      ----------------------------              -----------------------------



HSBC SMALLER EUROPEAN INDEX

      1 YEAR (ENDED JUNE 30, 2000)              2 YEARS (ENDED JUNE 30, 2000)
      ----------------------------              -----------------------------

The performance of the Accounts does not indicate any historical performance of the Fund, nor should this performance be interpreted as indicative of the future performance of the Fund. The performance of these Accounts is net of investment management or trust fees that may be different from the fees incurred by the Fund. The Accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable may have adversely affected the performance results of the Accounts.

FEES AND EXPENSES OF THE FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases                None
Maximum Deferred Sales Charge (Load)                            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends     None
Redemption Fee                                                  None
Exchange Fee                                                    None

ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVERS) 1
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee                                                  1.00%
Distribution (12b-1) Fee 2                                      0.25%
Shareholder Services Fee 3                                      0.25%
Other Expenses 4                                                0.44%
Total Annual Fund Operating Expenses (before waivers)           1.94%
1 Although not contractually obligated to do so, the administrator and custodian expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to ACTUALLY PAY for the fiscal year ending November 30, 2001.

Total Waiver of Fund Expenses                                    0.57%
Total Actual Annual Operating Expenses (after waivers)           1.37%
2 The Fund has no present intention of paying or accruing Distribution
  (12b-1) Fees for the fiscal year ending November 30, 2001.
3 The Fund has no present intention of paying or accruing Shareholder
  Services Fees for the fiscal year ending November 30, 2001.
4 The administrator and custodian expect to voluntarily waive certain operating expenses. The administrator and custodian can terminate this voluntary waiver at any time. The operating expenses expected to be paid by the Fund (after the anticipated voluntary waiver) will be 0.37% for the fiscal year ending November 30, 2001.

EXAMPLE

------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                            1 Year  3 Years
                                            $197    $609

INVESTMENT STRATEGY OF THE FUND

--------------------------------------------------------------------------
The Fund's investment adviser, Fiduciary International, Inc. (Adviser), has identified an "emerging company" phenomenon in Europe, as new securities listings have increased the depth and breadth of the European equity markets. Many interesting and well established smaller companies, previously in the private sector, are now accessible to investors and are still relatively undiscovered. The euro currency zone created as a result of the European Monetary Unit (EMU) has also accelerated the move away from top down country allocation to sector and stock selection as the major factor in active returns. The Adviser does not intend to construct a portfolio that is merely representative of the European small cap asset class, but instead aims to produce a portfolio of securities of exceptionally dynamic companies operating in sectors which offer attractive growth potential as a result of secular changes. The Adviser has a team of research analysts dedicated to the identification of smaller companies which have, in their opinion, the potential to provide considerable enhanced performance.

While the aim of the Fund is to outperform the HSBC Smaller European Index, positions may be taken by the Fund which are not represented in that index. In such cases, no more than 5% of the assets of the Fund will be invested in any one market which is not represented in that Index.

PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities because their value increased directly with the value of the issuer's business.

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities. Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued, the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing the initial investment.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to attempt to maintain the safety of principal, that is, the original amount invested by shareholders.

PORTFOLIO TURNOVER

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Adviser believes it is appropriate to do so in light of the Fund's goal, without regard to the length of time a particular security has been held. The Fund may, therefore, engage in active and frequent trading of portfolio securities to achieve its goal. The rate of portfolio turnover for the Fund may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses that must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Fund's Statement of Additional Information under the sections "Brokerage Transactions" and "Tax Information.") Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Adviser deems it appropriate to make changes in the Fund's portfolio. A portfolio turnover rate exceeding 100% is considered to be high.

PRINCIPAL INVESTMENT RISKS OF THE FUND

RISKS RELATED TO FOREIGN INVESTING

CURRENCY RISKS

o Exchange rates for currencies, including the currency of the European economic and monetary union (the "euro"), fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

 RISKS OF FOREIGN INVESTING

o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o Foreign countries may have restrictions on foreign ownership or may impose exchange controls, capital flow restrictions or repatriation restrictions that could adversely affect the liquidity of the Fund's investments.

o Foreign financial markets may have fewer investor protections than U.S. markets. For instance, there may be less publicly available information about foreign companies, and the information that is available may be difficult to obtain or may not be current. In addition, foreign countries may lack financial controls and reporting standards or regulatory requirements comparable to those applicable to U.S. companies.

o Due to these risks, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.

RISKS RELATED TO EQUITY SECURITIES

STOCK MARKET RISKS

o The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement, and the Fund's share price may decline.

SECTOR RISKS

o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS

o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS RELATED TO INVESTING FOR GROWTH

o Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO COMPANY SIZE

o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalization.

RISKS RELATED TO INITIAL PUBLIC OFFERING MARKET

o The Fund may participate in the initial public offering (IPO) market. Investments by the Fund in IPOs may have a magnified impact on the Fund's return due to the size of the Fund. As the Fund's assets grow, the impact of IPO investments will decline, which may reduce the Fund's total return.

WHAT SHARES COST

An investor can purchase, redeem or exchange shares, without a sales charge, on any day the New York Stock Exchange (NYSE) and the Federal Reserve Wire System are open. Investors who purchase, redeem or exchange shares through a financial intermediary may be charged a service fee by that financial intermediary. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated NAV, otherwise known as the Fund's public offering price. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

TRADING IN FOREIGN SECURITIES

The Fund may own foreign securities that trade in foreign markets on days the NYSE is closed. This may cause the value of the Fund's assets to change on days you cannot purchase, redeem or exchange shares. In computing its NAV, the Fund values foreign securities on the exchange on which they are traded at the latest closing price immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith pursuant to procedures adopted by the Fund's Board, although the actual calculation may be done by others. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market.

MINIMUM INVESTMENT AMOUNT

The required minimum initial investment for Fund shares is $1,000. There is no required minimum subsequent investment amount. Minimum investments for clients of financial intermediaries (such as brokers and dealers) will be calculated by combining all accounts maintained in an FTI Fund by the intermediary. This prospectus should be read together with any account agreement maintained for required minimum investment amounts imposed by Fiduciary Trust Company International or its affiliates. The required minimum investment amount may be waived for employees of the Adviser or its affiliates.

SHARE PURCHASES

Shares of the Fund may be purchased through Fiduciary International, Inc. or through authorized broker/dealers. The Fund reserves the right to reject any purchase request. In connection with the sale of shares of the Fund, Edgewood Services, Inc. may, from time to time, offer certain items of nominal value to any shareholder or investor.

THROUGH FIDUCIARY INTERNATIONAL, INC.

To place an order to purchase shares of the Fund, an investor (except residents of Texas) may write or call Fiduciary International, Inc. Purchase orders must be received by Fiduciary International, Inc. before 3:00 p.m. (Eastern time) by calling 888-FIDUCIARY (888-343-8242). Payment is normally required on the next business day. Payment may be made either by mail or by wire. Texas residents must purchase shares through Edgewood Services, Inc. at 888-898-0600.

BY MAIL

To purchase shares of the Fund by mail, send a check made payable to FTI Funds (and identify the appropriate Fund) to:

FTI FUNDS

C/O FEDERATED SHAREHOLDER SERVICES COMPANY
P.O. BOX 8609

BOSTON, MA 02266-8609

Orders by mail are considered received after payment by check is converted into federal funds. This is normally the next business day after the Fund receives the check.

BY WIRE

To purchase shares of the Fund by wire, call 888-FIDUCIARY (888-343-8242). Representatives are available from 9:00 a.m. to 5:00 p.m. (Eastern time). Shares of the Fund cannot be purchased on holidays when wire transfers are restricted. Fiduciary Trust Company International is on-line with the Federal Reserve Bank of New York. Accordingly, to purchase shares of the Fund by wire, wire the Fund as follows:

FIDUCIARY TRUST COMPANY INTERNATIONAL

ABA #026007922

CREDIT: ACCOUNT NUMBER 550000100

FURTHER CREDIT TO: (NAME OF FUND)

RE: (CUSTOMER NAME)

     Payment by wire must be received by Fiduciary International, Inc. before 3:00 p.m. (Eastern time) on the next business day after placing the order.

THROUGH AUTHORIZED BROKER/DEALERS

An investor may place an order through authorized brokers and dealers to purchase shares of the Fund. These brokers and dealers may designate others to receive purchase orders on the Fund's behalf. Shares will be purchased at the NAV next calculated after the Fund receives the purchase request. The Fund will be deemed to have received a purchase order when an authorized broker or its designee receives the order. The order will be priced at the next calculated NAV after it is received by the Fund, the broker, or the broker's designee, as applicable. Purchase requests through authorized brokers and dealers must be received before 3:00 p.m. (Eastern time) in order for shares to be purchased at that day's NAV.

THROUGH AN EXCHANGE

A shareholder may exchange shares of one Fund for shares of any of the other FTI Funds in the Trust by calling 888-FIDUCIARY (888-343-8242) or by writing to Fiduciary International, Inc. Shares purchased by check are eligible for exchange after seven days.

RETIREMENT INVESTMENTS

A shareholder may purchase shares of the Fund as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or 888-FIDUCIARY (888-343-8242) for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

HOW THE FUND IS DISTRIBUTED/SOLD

     The Fund's Distributor, Edgewood Services, Inc., markets the shares described in this prospectus to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Trust has adopted a Rule 12b-1 Plan (Plan), which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's shares. The Trust has no present intention to activate the Plan and the Distributor has no present intention to collect any fees pursuant to the Plan. Once the Fund begins accruing the 12b-1 fee, Fund expenses will rise. If the Trust were to activate the Plan, it would be permitted to pay up to 0.25% of the average net assets of the Fund as a distribution fee to the Distributor. Because 12b-1 fees would be paid out of the Fund's assets on an on-going basis, over time these fees would increase the cost of your investment and may cost you more than paying other types of sales charges.

REDEMPTIONS AND EXCHANGES

BY TELEPHONE

To redeem or exchange shares of the Fund by telephone, call Fiduciary International, Inc. at 888-FIDUCIARY (888-343-8242). An authorization form for telephone transactions must first be completed. If not completed with an investor's initial application, the forms can be obtained from the Fund. The Fund reserves the right to reject any exchange request. If you call before 3:00 p.m., you will receive a redemption amount based on the next calculated NAV. Although Fiduciary International, Inc. does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000, or in excess of one per month.

TAX INFORMATION ON REDEMPTIONS AND EXCHANGES: Redemptions and exchanges are taxable sales. Please consult with your tax adviser regarding your federal, state, and local tax liability.

THROUGH AUTHORIZED BROKER/DEALERS

Submit your redemption or exchange request to your broker by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). These brokers and dealers may designate others to receive redemption and exchange requests on the Fund's behalf. The Fund will be deemed to have received a redemption or an exchange request when an authorized broker or its designee receives the request. The redemption amount you receive is based upon the next calculated NAV after it is received by the Fund, the broker or the broker's designee, as applicable.

BY MAIL

To redeem or exchange shares by mail send a written request to:

FEDERATED SHAREHOLDER SERVICES COMPANY
P.O. BOX 8609

BOSTON, MA 02266-8609

You will receive a redemption amount based on the NAV on the day your written request is received in proper form.

ALL REQUESTS MUST INCLUDE:

o     Fund name, registered account name and number;
o     amount to be redeemed or exchanged;
o     signatures of all shareholders exactly as registered; and
o if exchanging, the Fund name, registered account name and number into which you are exchanging.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

o    a redemption is to be sent to an address other than the address of record;

o a redemption is to be sent to an address of record that was changed within the last 30 days;

o    a redemption is payable to someone other than the shareholder(s) of record;
     or

o if exchanging (transferring) into another fund with a different shareholder registration.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

LIMITATIONS ON REDEMPTION PROCEEDS

o Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

o     to allow your purchase payment to clear;
o     during periods of market volatility; or
o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
REDEMPTION IN KIND

Although the Fund intends to pay redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of its portfolio SECURITIES.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

Investors may exchange shares of the Fund into shares of another FTI Fund or certain money market funds for which affiliates or subsidiaries of Federated serve as investment adviser and/or principal underwriter (Federated Money Funds). Exchanges are made at NAV and the Fund does not impose additional fees on exchanges. To do this, an investor must:

o complete an authorization form permitting the Fund to accept telephone exchange requests;

o    meet any minimum initial investment requirements; and

o receive a prospectus. Further information on the exchange privilege and prospectuses for the Federated Money Funds are available by contacting the Trust.

An exchange is treated as a redemption and a subsequent purchase and is a taxable transaction.

The Trust may modify or terminate the exchange privilege at any time. The Trust's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Trust may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing shares of other FTI Funds.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

ACCOUNT AND SHARE INFORMATION

CONFIRMATION AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, dividends and capital gains paid. The Fund does not issue share certificates.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them annually to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

     DIVIDEND: In a mutual fund, money paid to shareholders that the fund has earned as income on its investments.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.

If you purchase shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount of $1,000. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are generally taxable as ordinary income; however, distribution of capital gains are taxable at different rates depending upon the length of time the Fund has held the securities on which gains have been realized. A redemption of Fund shares or an exchange of Fund shares for shares of another FTI Fund or a Federated Money Funds will be treated as a sale of the Fund's shares and any gain on such redemption or exchange will generally be taxable.

     CAPITAL GAIN: Profits realized on the sale of an investment. In a mutual fund, profits from the sale of securities in the fund's portfolio are usually distributed to shareholders annually.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under federal, state, local, and foreign tax laws, including treatment of distributions as income or return on capital.

MANAGEMENT OF THE FUND

     The Board of Trustees governs the Trust. The Board selects and oversees the Adviser, Fiduciary International, Inc. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Two World Trade Center, New York, New York 10048-0772.

ADVISORY FEES

The Adviser receives an annual investment advisory fee equal to 1.00% of the Fund's daily net assets. The investment advisory contract provides for the voluntary waiver of expenses by the Adviser from time to time. The Adviser can terminate this voluntary waiver of expenses at any time with respect to the Fund at its sole discretion.

THE INVESTMENT ADVISER'S BACKGROUND

Fiduciary International, Inc. (FII) is a New York corporation that was organized in 1982 as Fir Tree Advisers, Inc. FII is a wholly-owned subsidiary of Fiduciary Investment Corporation, which in turn is a wholly-owned subsidiary of FTCI. FTCI has more than 60 years of investment management experience, including more than 30 years experience in managing pooled investment vehicles that invest in the international markets. FTCI is a New York state-chartered bank specializing in investment management activities. As of December 31, 1999, FTCI had total assets under management of approximately $50 billion. These assets included investments managed for individuals and institutional clients, including employee benefit plans of corporations, public retirement systems, unions, endowments, foundations and others.

FII is a registered investment adviser under the Investment Advisers Act of 1940. The Adviser and its officers, affiliates and employees may act as investment managers for parties other than the Trust, including other investment companies.

The Adviser has five clients that are registered investment companies and two clients that are collective funds established by limited purpose trust companies. Assets under management as of December 31, 1999 were approximately $852 million.

PORTFOLIO MANAGER FOR THE FUND:

     MARGARET LINDSAY, Senior Vice President, FTCI, received a B.A. from Dickinson College in 1973, an M.S. from Drexel University in 1974 and an M.B.A. from the Wharton School in 1981. She joined Fiduciary in 1991. Ms. Lindsay is bilingual (German).

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Fund's fiscal year end is November 30. As this is the Fund's first fiscal year, financial information is not yet available.


FTI EUROPEAN SMALLER COMPANIES FUND

A Portfolio of FTI Funds

A Statement of Additional Information (SAI) dated December 5, 2000, includes additional information about the Fund and is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

INVESTMENT COMPANY ACT FILE NO. 811-7369
CUSIP 000000000

000000-00 (12/00)

FTI FUNDS


FTI EUROPEAN SMALLER COMPANIES FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 5, 2000

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for FTI European Smaller Companies Fund
(Fund), dated December 5, 2000. Obtain the prospectus without charge by calling 888-FIDUCIARY (888-343-8242).

December 5, 2000





                                    CONTENTS

                                    Fund Organization Securities in Which the
                                    Fund Invests Investment Risks Investment
                                    Limitations Determining the Market Value of
                                    Securities How the Fund is Sold Redemption in Kind Massachusetts Law Account and Share Information Tax Information Fund Management and Service Providers How the Fund Measures Performance Investment Ratings Addresses

CUSIP 000000000

00000000 (12/00)

FUND ORGANIZATION

------------------------------------------------------------------------
The Fund is a diversified portfolio of FTI Funds (Trust). The Trust is registered as an open-end, management investment company and was established as a business trust under the laws of the Commonwealth of Massachusetts on October 18, 1995. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund is a portfolio of the Trust and was declared effective on December 5, 2000. The Board of Trustees (Board) has established six additional separate series of the Trust that are offered pursuant to a separate prospectus. The Fund's investment adviser is Fiduciary International, Inc. (Adviser).

SECURITIES IN WHICH THE FUND INVEST

Securities and techniques principally used by the Fund to meet its respective objective are described in the prospectus. Other securities and techniques used by the Fund to meet its objective are described below.

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities because their value increases directly with the value of the issuer's business.

WARRANTS

Warrants give the Fund the option to buy an issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

PREFERRED STOCKS

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed income security.

REAL ESTATE INVESTMENT TRUSTS (REITS)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper (which is discussed more fully below) are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

BANK INSTRUMENTS

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

FOREIGN SECURITIES

DEPOSITARY RECEIPTS

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

FOREIGN GOVERNMENT SECURITIES

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts. Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts:

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

To the extent that the Fund utilizes options, it would generally:

o buy call options in anticipation of an increase in the value of the underlying asset;

o buy put options in anticipation of a decrease in the value of the underlying asset; and

o    buy or write options to close out existing options positions.

The Fund may also write call options to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. The Fund may also write put options to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price. When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

HYBRID INSTRUMENTS

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

SWAPS

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars.

Common swap agreements that the Fund may use include:

      INTEREST RATE SWAPS

      Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offered Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount. CURRENCY SWAPS Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.

      CAPS AND FLOORS

Caps and floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

      TOTAL RETURN SWAPS

      Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to market risks and credit risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction, or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. Any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses.

RESTRICTED AND ILLIQUID SECURITIES

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission (SEC) Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the Rule). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Trust, on behalf of the Fund, believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under Rule 144A) for determination to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

o    the frequency of trades and quotes for the security;

o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

o dealer undertakings to make a market in the security; and the nature of the security and

o    the nature of the marketplace trades.

Notwithstanding the foregoing, securities of foreign issuers which are not listed on a recognized domestic or foreign exchange or for which a bona fide market does not exist at the time of purchase or subsequent transaction shall be treated as illiquid securities by the Trustees.

When the Fund invests in certain restricted securities determined by the Trustees to be liquid, such investments could have the effect of increasing the level of Fund illiquidity to the extent that the buyers in the secondary market for such securities (whether in Rule 144A resales or other exempt transactions) become, for a time, uninterested in purchasing these securities.

INVESTMENT RISKS

Principal risks factors associated with an investment in the Fund are described in the prospectus. While not an exhaustive list, other risk factors include the following:

INTEREST RATE RISKS

o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. (If the bond were held to maturity, no loss or gain normally would be realized.)

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities and fixed income securities that are not widely held. They are also more limited for fixed income securities that have not received any credit ratings or have received ratings below investment grade. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

FOREIGN MARKET RISKS

The Fund intends to invest in the securities of issuers domiciled in the Czech Republic, Hungary, Poland and Turkey ("Eastern European countries"). Investment in the securities of issuers in these countries involves certain additional risks not involved in investment in securities of issuers in more developed markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in mare developed capital markets, (ii) uncertain national policies and social, political and economic instability (including the possibility that such countries could revert to a centralist planned government), increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies which may limit the Fund's investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, and (v) the lack of developed legal structures governing private and foreign investment and private property. Eastern European capital markets are emerging in a dynamic political and economic environment brought about by the recent events there that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that the Eastern Europe capital markets will continue to present viable investment opportunities of the Fund. There can be no assurance that expropriations of private property will not occur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected Eastern European markets.

INVESTMENT LIMITATIONS

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations"), or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions").

LENDING CASH OR SECURITIES

The Fund may not make loans, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

DIVERSIFICATION OF INVESTMENTS

The Fund is a "diversified company" within the meaning of the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations and Exemptions.

CONCENTRATION OF INVESTMENTS

The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


THE ABOVE INVESTMENT LIMITATIONS CANNOT BE CHANGED WITH RESPECT TO THE FUND WITHOUT THE APPROVAL OF THE HOLDERS OF A MAJORITY OF THE FUND'S OUTSTANDING SHARES. A VOTE OF A MAJORITY OF THE OUTSTANDING VOTE SHARES MEANS THE AFFIRMATIVE VOTE OF THE LESSER OF (I) 67% OR MORE OF THE FUND'S SHARES PRESENT AT A MEETING IF THE HOLDERS OF MORE THAN 50% OF THE OUTSTANDING SHARES ARE PRESENT IN PERSON OR REPRESENTED BY PROXY, OR (II) MORE THAN 50% OF THE FUND'S OUTSTANDING SHARES.

THE FOLLOWING LIMITATIONS MAY BE CHANGED BY THE TRUSTEES WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including: repurchase agreements providing for settlement more than seven days after notice; over-the-counter options; and certain restricted securities not determined by the Trustees to be liquid.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general unless permitted to exceed these limits by action of the SEC. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

Except with respect to the Fund's policy of borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund has no present intention to borrow money or pledge securities in excess of 5% of the value of its net assets.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings associations having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

For purposes of its investment limitation regarding industry concentration, the Fund classifies companies by industry based on their primary Standard Industrial Classification (SIC Code) as listed by a company in its filings with the SEC.

DETERMINING THE MARKET VALUE OF SECURITIES

The Fund's net asset value (NAV) per share fluctuates and is based on the market value of all securities and other assets of the Fund.

Market values of the Fund's portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded, if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o    for  fixed  income  securities,  at  the  last  sale  price  on a  national
     securities  exchange,  if  available,   otherwise,   as  determined  by  an
     independent pricing service;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities. When market quotations are not readily available for securities, a pricing committee established by the Board determines the fair value of the securities, pursuant to procedures established by the Board.

The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

HOW THE FUND IS SOLD

Under the Distributor's Contract with the Fund, the Distributor, Edgewood Services, Inc., located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN

As a compensation type plan, the Fund's Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and share redemptions. Also, the Fund's service providers that receive asset-based fees benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pays for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services, a subsidiary of Federated Investors, Inc. (Federated) for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services (these fees do not come out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates. Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of shares the investment professional sells or may sell; the value of client assets invested; and/or upon the type and nature of sales or marketing support furnished by the investment professional.

REDEMPTION IN KIND

Although the Fund intends to pay redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities. Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, it is obligated to pay redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period. Any redemption payment greater than this amount will also be in cash unless the Trust's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Trust's Board deems fair and equitable and, to the extent available, such securities will be readily marketable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING AND OTHER RIGHTS

A shareholder of the Fund has "dollar-based" voting rights, which means that a shareholder has one vote for each dollar of net asset value of the shares of the Fund he or she owns. A fractional dollar of net asset value will entitle the shareholder to a corresponding fractional vote. The Declaration of Trust provides that it may not be amended without the consent of a majority of the voting securities if such amendment would adversely affect the rights of any shareholder. Each share of the Fund is entitled to participate equally in dividends and distributions declared by the Board of Trustees and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund remaining after satisfaction of outstanding liabilities of the Fund. Fund shares have no preemptive or conversion rights and have such exchange rights as are set forth in the Fund's prospectus.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund expects to pay no federal income tax because it intends to meet the requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded such companies. The Fund will be treated as a single, separate entity under the Code so that income and capital gains and losses realized by the Trust's other portfolios will not be taken into account by the Fund for federal income tax purposes.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

In order to qualify for tax treatment as a regulated investment company under the Code, the Fund is required, among other things, to derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts derived with respect to the Fund's business of investing in such stock, securities or currencies) (the "Income Requirement"). Foreign currency gains (including gains from options, futures or forward contracts on foreign currencies) that are not "directly related" to the Fund's principal business may, under regulations not yet issued, not be qualifying income for purposes of the Income Requirement.

At the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Test"). For purposes of the Asset Diversification Test, it is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or foreign government backing the particular currency. Consequently, the Fund may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its trading in forward foreign currency exchange contracts in order to stay within the limits of the Asset Diversification Test.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

FUND DISTRIBUTIONS

Under the Code, the Fund is exempt from U.S. federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and its net exempt-interest income (if any) for the year. Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares.

The Fund also intends to distribute to shareholders substantially all of the excess of its net long-term capital gain over net short-term capital loss as a capital gain dividend. Capital gain dividends are taxable to shareholders as a long-term capital gain, regardless of the length of time a shareholder has held his shares. A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute in each calendar year an amount equal to 98% of their ordinary taxable income for the calendar year plus 98% of their "capital gain net income" (excess of capital gains over capital losses) for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, the Fund will be treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, the Fund is required to exclude foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year (and, instead, to include such gains and losses in determining ordinary taxable income for the succeeding calendar year). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax.

FOREIGN INVESTMENTS

The Fund's investment income from foreign securities may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

FOREIGN FINANCIAL INSTRUMENTS

Gains or losses from certain foreign currency forward contracts will generally be treated as ordinary income or loss and will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increase or decrease the amount of the Fund's net capital gains. Additionally, if such foreign currency-related losses exceed other investment company taxable income during a taxable year, the Fund would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Fund shares to an investor. PFIC INVESTMENTS The Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). An "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund has held the PFIC stock. The Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income. The Fund may elect alternative tax treatment with respect to PFIC stock, in which case the special rules relating to the taxation of excess distributions by the PFIC would not be applicable. Under one such election (the "QEF Election"), the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. Under another such election (the "Section 1296 Election"), the Fund would be required to recognize ordinary income to the extent that the fair market value of the shares of PFIC stock that it holds at the close of any taxable year exceeds the shares' adjusted basis and would also recognize ordinary income with respect to dispositions of any shares of PFIC stock at a gain during a taxable year. If the Fund makes the Section 1296 Election, the Fund will recognize a deductible ordinary loss to the extent that the adjusted basis of the shares of PFIC stock that the Fund holds at the end of any taxable year exceeds its fair market value and with respect to dispositions of any shares of PFIC stock at a loss during a taxable year. However, the amount of any ordinary loss recognized by the Fund in connection with a Section 1296 Election for any shares of PFIC stock may not exceed the amount of ordinary income previously recognized by the Fund by reason of marking such shares of PFIC stock to market at the end of a taxable year.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gains, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

REDEMPTION OR EXCHANGE OF SHARES

Upon a redemption or exchange of shares, a shareholder will recognize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will generally be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's holding period for the shares. Except to the extent otherwise provided in future Treasury regulations, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. Any loss recognized by a shareholder on the sale of Fund shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares. If a shareholder exercises the exchange privilege within 90 days of acquiring Fund shares, then any loss such shareholder recognizes on the exchange will be reduced (or any gain increased) to the extent the sales charge paid upon the purchase of the Fund shares reduces any charge such shareholder would have owed upon purchase of the shares of the replacement fund in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the shares of the replacement fund. In addition, any loss recognized on a sale or exchange will be disallowed to the extent that disposed Fund shares are replaced with new Fund shares within the 61-day period beginning 30 days before and ending 30 days after the disposition of the original Fund shares. In such a case, the basis of the Fund shares acquired will be increased to reflect the disallowed loss. Shareholders should particularly note that this loss disallowance rule applies even where Fund shares are automatically replaced under the dividend reinvestment plan.

FOREIGN INCOME TAXES

If (as anticipated) more than 50% of the value of the Fund's total assets at the close of any taxable year consists of the stock or securities of foreign corporations, the Fund intends to elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income taxes paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use their pro share of such taxes (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). No deduction for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

BACKUP WITHHOLDING
Under certain provisions of the Code, the Fund may be required to withhold 31% of reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Trust or who, to the Trust's knowledge, have furnished an incorrect number, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. When establishing an account, an investor must provide his or her taxpayer identification number and certify under penalty of perjury that such number is correct and that he or she is not otherwise subject to backup withholding. Corporate shareholders and other shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

     MISCELLANEOUS CONSIDERATIONS; EFFECT OF FUTURE LEGISLATION The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect at the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of dividend and capital gain distributions from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other U.S. state and local tax rules affecting an investment in the Fund.

FUND MANAGEMENT AND SERVICE PROVIDERS

BOARD OF TRUSTEES

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member and officer of the Trust is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, and total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of seven funds including the Fund.

------------------------------------------------------------------------------
NAME

BIRTH DATE                                                      -----------
ADDRESS               PRINCIPAL OCCUPATIONS                     AGGREGATE
POSITION WITH TRUST   FOR PAST FIVE YEARS                       COMPENSATION

                                                                      FROM TRUST

------------------------------------------------------------------------------

PETER A.  ARON        Vice President, Lafayette Enterprises,         $_____
--------------------  Inc. (privately owned Investment
Birth Date:  May      Advisory Company); President, J. Aaron
26, 1946              Charitable Foundation, Inc.; Asset
Lafayette             Manager and Trustee of certain private
Enterprise, Inc.      trusts.
126 East 56th Street
New York, NY  10022

TRUSTEE

--------------------
JOSEPH A. CAJIGAL     ---------------------------------------   -----------
--------------------  Senior Vice President and Management           $_____
Fiduciary Trust       Committee member, Fiduciary Trust
Company               Company, International.
International
--------------------
Two World Trade
Center

--------------------
New York, NY  10048
--------------------
Birth Date:
November 15, 1953

--------------------
TRUSTEE

-----------------------------------------------------------------------------
JAMES C. GOODFELLOW*  Executive Vice President, Fiduciary                $0
Birth Date:  April    Trust Company International, Managing
6, 1945               Director - J.P. Morgan and Co.
Fiduciary Trust
Company
International
Two World Trade
Center
New York, NY  10048
TRUSTEE

--------------------  ---------------------------------------   -----------
BURTON J. GREENWALD   Managing Director, B.J. Greenwald              $_____
Birth Date:           Associates, Management Consultants to
December 6, 1929      the Financial Services Industry;
2009 Spruce Street    Director and Trustee, Fiduciary
Philadelphia, PA      Emerging Markets Bond Fund PLC;
19103                 Director and Trustee, Fiduciary
TRUSTEE               International Ireland Limited.

--------------------  ---------------------------------------   -----------
KEVIN J. O'DONNELL    Partner, Herold & Haines (a law firm).         $_____
Birth Date:
September 1, 1948
Park Avenue at
Morris County
200 Campus Drive
Florham Park, NJ

07932
TRUSTEE

                      ----------------------------------------  ------------
                      ----------------------------------------  ------------

--------------------  Senior Vice President and Director of

PETER J. GERMAIN      Proprietary Funds Services, Federated
--------------------  Services Company; formerly, Senior
Birth Date:           Corporate Counsel, Federated Services
September 3, 1959     Company.

--------------------
Federated Investors
Tower

--------------------
1001 Liberty Avenue

--------------------
Pittsburgh, PA

PRESIDENT AND
TREASURER

------------------------------------------------------------------------------
                      ----------------------------------------  ------------

--------------------  Vice President and Assistant Treasurer             $0
JEFFREY W. STERLING   of certain funds distributed by
Birth Date:           Edgewood Services, Inc. or its
February 5, 1947      affiliates.
Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT AND ASSISTANT TREASURER

------------------------------------------------------------------------------
------------------------------------------------------------------------------
GAIL CAGNEY           Corporate Counsel, Federated Services
Birth Date: October   Company.                                           $0
26, 1953

Federated Investors
Towers
1001 Liberty Avenue
Pittsburgh, PA

SECRETARY

* AN ASTERISK DENOTES A TRUSTEE WHO IS DEEMED TO BE AN INTERESTED PERSON AS DEFINED IN THE1940 ACT.

INVESTMENT ADVISER

     The Fund's Adviser is Fiduciary International, Inc. (the "Adviser" or "Fiduciary"). The Adviser conducts investment research and makes investment decisions for the Fund.

     Under its contract with the Trust, the Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust. Because of the internal controls maintained by the Adviser's affiliates to restrict the flow of non-public information, Fund investments are typically made without any knowledge by the Adviser of its affiliates' lending relationships with an issuer.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics under Rule 17j-1 of the Investment Company Act of 1940. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

The Adviser receives an annual investment advisory fee equal to 1.00% of the Fund's daily net assets.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trust's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Administrative Services, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at the following annual rate of the average aggregate daily net assets of all FTI Funds as specified below:

                          AVERAGE AGGREGATE DAILY

MAXIMUM                   NET ASSETS OF THE FTI
ADMINISTRATIVE FEE        FUNDS
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
0.075 of 1%               on assets in excess of
                          $750 million

The administrative fee received during any fiscal year shall be at least $75,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

-----------------------------------------------------------------------------

CUSTODIAN

Fiduciary Trust Company International, the parent of the Adviser, Two World Trade Center, New York, New York 10048-0772, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by Fiduciary Trust Company International.

The Fund pays the custodian fees for each securities transaction and an annual fee based on a percentage of the Fund's assets.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND PORTFOLIO ACCOUNTANT Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

Ernst & Young LLP, Boston, Massachusetts, is the independent auditor for the Fund.

HOW THE FUND MEASURES PERFORMANCE

The Fund may advertise share performance by using the SEC standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. Performance depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's expenses; and various other factors.

Performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

o Advertising and sales literature may include: references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund may quote its Lipper ranking in advertising and sales literature.

o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUEs. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

o HSBC SMALLER EUROPEAN INDEX is composed of about 1,500 companies in Europe which have market capitalizations in a similar range to that used by the Fund. The composition of the index is updated quarterly.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

To the best knowledge of the Trust, the Trustees and officers of the Trust as a group own less than 1% of the outstanding shares of the Fund.

Federated Services Company provided the initial capitalization of the Fund and, accordingly, as of the date of this Statement of Additional Information, owned more than 25% of the issued and outstanding Shares of the Fund and therefore could be deemed to "control" the Fund as that term is defined in the Investment Company Act of 1940. It is anticipated that after commencement of the public offering of the Fund's Shares, Federated Services Company will cease to control the Fund for the purposes of the 1940 Act.

INVESTMENT RATINGS

STANDARD AND POOR'S ("S&P") LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch IBCA, Inc. Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o    Leading market positions in well-established industries;

o    High rates of return on funds employed;

o Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

FTI EUROPEAN SMALLER COMPANIES FUND

A Portfolio of FTI Funds

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Edgewood Services, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Fiduciary International, Inc.
Two World Trade Center
New York, New York  10048-0772

CUSTODIAN

Fiduciary Trust Company International
Two World Trade Center
New York, New York  10048-0772

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company
P.O. Box 8600
Boston, MA 02266-8600


INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.    OTHER INFORMATION.

Item 23.    EXHIBITS:
            --------

 (a). (i) Conformed copy of Declaration of Trust of the Registrant; (1)
     (ii) Conformed copy of Amendment No. 1 to the Declaration of Trust of the Registrant; (2)
    (iii) Conformed copy of Amendment No. 2 to the Declaration of Trust of the Registrant; (7)
 (b)  Copy of By-Laws of the Registrant; (1)
 (c) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (3)
 (d). (i) Conformed copy of Investment Advisory Contract of the
          Registrant; (3)
     (ii) Conformed copy of Exhibit F to the Investment Advisory Contract of the Registrant; (6)
    (iii) Conformed copy of Exhibit G to the Investment Advisory Contract of the Registrant; (6)
     (iv) Conformed copy of Exhibit H to the Investment Advisory Contract of the Registrant; (6)
      (v) Conformed copy of Exhibit I to the Investment Advisory Contract of the Registrant; (6)
 (e). (i) Conformed copy of Distributor's Contract of the Registrant; (3)
     (ii) Conformed copy of Exhibit B to the Distributor's Contract of the Registrant; (6)
 (f)  Not applicable;
 (g) (i) Conformed copy of Custodian Agreement of the
     Registrant; (3) (ii) Conformed copy of Global Custody Fee
     Schedule; (5)

    (iii) Conformed copy of Domestic Custodian Fee Schedule; (5)



---------------------------

(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 23, 1995 (File Nos. 33-63621 and 811-7369).

(2)  Response  is  incorporated   by  reference  to  Registrant's   Registration
     Statement filed December 20, 1995 (File Nos. 33-63621 and 811-7369).

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 2, 1996 (File Nos. 33-63621 and 811-7369).

(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed January 28, 1998 (File Nos. 33-63621 and 811-7369).

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed September 24, 1998 (File Nos. 33-63621 and 811-7369).

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed March 29, 1999 (File Nos. 33-63621 and 811-7369).

 (h)  (i) Conformed copy of Administrative Services
          Agreement; (3)
     (ii) Conformed copy of Agreement for Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement; (3)
    (iii) Amendment No. 1 to Agreement for Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement; (6)
     (iv) Conformed copy of Shareholder Services Agreement; (3)
      (v) Amendment No. 1 to Schedule A to the Shareholder Services
          Agreement; (6)
 (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (3)
 (j) Conformed copy of Consent of Independent Accountants; (8)
 (k) Not applicable; (l) Conformed copy of Initial Capital Understanding; (2) (m) (i) Conformed copy of Amended and
 Restated Distribution Plan; (8)

     (ii) Copy of 12b-1 Agreement; (3)
    (iii) Conformed copy of Amendment No. 1 to Exhibit A to the 12b-1 Agreement; (6)
 (n)  Not applicable;
(o)   Conformed copy of Power of Attorney; +
(p)   (i)    Fiduciary International, Inc. Code of Ethics; +
                       (ii)  Edgewood Services Code of Ethics; +
                       (iii) FTI Funds Code of Ethics; +












---------------------------
+  All exhibits have been filed electronically

(2)  Response  is  incorporated   by  reference  to  Registrant's   Registration
     Statement filed December 20, 1995 (File Nos. 33-63621 and 811-7369).

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 2, 1996 (File Nos. 33-63621 and 811-7369).

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed September 24, 1998 (File Nos. 33-63621 and 811-7369).

(8) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed March 31, 2000 (File Nos. 33-63621 and 811-7369).

Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:
            -------------------------------------------------------------

            None

Item 25.    INDEMNIFICATION: (1)
            ---------------

Item 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:
            ----------------------------------------------------

            (a) For a description of the other business of the investment adviser, see the section entitled "Management of the Funds" in Part A.

                 For information as to the business, profession, vocation, and employment of a substantial nature of directors and officers of Fiduciary International, Inc., reference is made to Fiduciary International, Inc.'s current Form ADV (File No. 801-18352) filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.

ITEM 27.    PRINCIPAL UNDERWRITERS:

(a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: Excelsior Funds, Excelsior Funds, Inc., (formerly, UST Master Funds, Inc.), Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), FTI Funds, Great Plains Funds, Old Westbury Funds, Inc., The Riverfront Funds, Robertsons Stephens Investment Trust, and WesMark Funds.



      ---------------------

(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 23, 1995 (File Nos. 33-63621 and 811-7369).

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------
Lawrence Caracciolo           Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Arthur L. Cherry              Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive               --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002    Edgewood Services, Inc.

Peter J. Germain              President,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.         Vice President,
5800 Corporate Drive          Edgewood Services, Inc.             --
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Ernest L. Linane              Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Timothy S. Johnson            Secretary,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Victor R. Siclari             Assistant Secretary,                --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002


            (c) Not applicable

Item 28.    LOCATION OF ACCOUNTS AND RECORDS:
            --------------------------------

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                  Federated Investors Tower
                                            1001 Liberty Avenue
                                            Pittsburgh, PA  15222-3779

                                            5800 Corporate Drive
                                            Pittsburgh, PA  15237-7010

Federated Services Company                  Federated Investors Tower
("Transfer Agent, Dividend                  Pittsburgh, PA 15222-3779
Disbursing Agent and Portfolio
Accountant")


Federated Administrative Services           Federated Investors Tower
("Administrator")                           Pittsburgh, PA 15222-3779

Fiduciary International, Inc.               Two World Trade Center
("Adviser")                                 New York, NY 10048-0772

Fiduciary Trust Company International       Two World Trade Center
("Custodian")                               New York, NY 10048-0772

Item 29.    MANAGEMENT SERVICES:  Not applicable.
            -------------------

Item 30.    UNDERTAKINGS:
            ------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                         SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FTI FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 18th day of September, 2000.

                                         FTI FUNDS


                  BY: /s/Gail Cagney
                  Gail Cagney, Secretary

                  Attorney in Fact for Peter J. Germain
                  September 22, 2000

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/ Gail Cagney

    Gail Cagney,                  Attorney In Fact        September 22, 2000
    SECRETARY                     For the Persons
                                  Listed Below

    NAME                            TITLE

Peter J. Germain*                 President and Treasurer
                                 (Chief Executive Officer and
                                  Principal Financial and
                                  Accounting Officer)

Peter A. Aron*                    Trustee

James C. Goodfellow*              Trustee

Burton J. Greenwald*              Trustee

Kevin J. O'Donnell*               Trustee

* By Power of Attorney